Offerings	Feb. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99625
Maximum Aggregate Offering Price	$ 498,125,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,262.94
Offering Note
1	Final prospectus supplement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.050% Senior Notes due 2054
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	1.01987
Maximum Aggregate Offering Price	$ 305,961,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 46,842.63
Offering Note
1	Final prospectus supplement.